INCOME TAXES	12 Months Ended
Dec. 31, 2025
SL BIO LTD
INCOME TAXES
INCOME TAXES

10. INCOME TAXES

The Company, PubCo, the Merger Sub I and the Merger Sub II are incorporated in the Cayman Islands, which is exempt from income tax. The Company’s operating subsidiary, SL Bio Taiwan, is incorporated in the ROC and is subject to the ROC Income Tax Law. The applicable tax rate is 20% in 2025 and 2024.

Significant components of the provision for income taxes are as follows:

	December 31,	December 31,
	2025	2024
Current tax	$—	$—
Deferred tax	(4)	57,635
Income tax (credit) expense	$(4)	$57,635

Reconciliation of the differences between the ROC Income Tax rate applicable to profits and the income tax expenses of the Group:

	December 31,	December 31,
	2025	2024
Loss before taxation	$(3,819,822)	$(1,133,698)

Notional tax on income (loss) before tax
Computed expected tax expense	(763,964)	(226,739)
Non-taxable or non-deductible expenses	390,630	68,012
Change in valuation allowances	373,338	216,362
Total	$4	$57,635

10. INCOME TAXES (cont.)

Deferred tax assets (liabilities) are as follows

	December 31,	December 31,
	2025	2024
Deferred tax assets
Tax losses carry forwards	$706,110	$211,507
Other timing difference	(109,701)
Valuation allowance	(596,409)	(211,507)
Total deferred tax assets	—	—

Deferred tax liabilities
Other timing difference	—	(135,701)
Total deferred tax liabilities	—	(135,701)
Net deferred tax liabilities	$—	$(135,701)

The movement of valuation allowance is as follows

	December 31,	December 31,
	2025	2024
Balance at beginning of the year	$(211,507)	$—
Current year addition	(384,902)	(211,507)
Balance at end of the year	$(596,409)	$(211,507)

As of December 31, 2025 and 2024, the Company had net operating losses of $2,087,848 and $1,057,535, respectively, arising from subsidiary incorporated in the ROC, which will be available to offset future taxable income. The net operating losses in the ROC can be carried forward for up to 10 years. During the year ended December 31, 2025, the Group records a valuation allowance against the amount of deferred tax assets that it determines is not more likely than not of being realized.

As of December 31, 2024, the net deferred tax liabilities of $135,701 relates to the timing difference on the Reorganization as disclosed in note 1 to the financial statements. During 2025, these temporary differences reversed as the Reorganization structure was fully implemented, resulting in no deferred tax liabilities as at December 31, 2025.